Schedule of Investments International Equity Portfolio^ (Unaudited)
March 31, 2023

Number of Shares		Value
Common Stocks 96.4%
Austria 1.2%
7,906	BAWAG Group AG	$383,987 *(a)
Belgium 0.8%
10,209	Azelis Group NV	258,704
Canada 2.6%
20,957	Cenovus Energy, Inc.	365,909
15,986	Softchoice Corp.	205,104 (b)
4,437	Toronto-Dominion Bank	265,760
		836,773
China 0.6%
17,700	Shenzhou International Group Holdings Ltd.	185,676
Finland 1.1%
32,654	Nordea Bank Abp	348,689
France 9.2%
3,191	Air Liquide SA	534,137
20,722	Bureau Veritas SA	595,394
13,575	Exclusive Networks SA	289,849 (b)
437	Kering SA	285,111
2,320	Pernod-Ricard SA	525,320
1,939	Teleperformance	468,528
5,067	TotalEnergies SE	298,769 (b)
		2,997,108
Germany 10.8%
1,759	adidas AG	311,822
1,345	Beiersdorf AG	174,968
6,164	Brenntag SE	463,879
2,374	Deutsche Boerse AG	462,242
16,574	Deutsche Telekom AG	401,626
5,673	HelloFresh SE	135,286 *
1,657	MTU Aero Engines AG	414,647
10,742	QIAGEN NV	493,380 *
2,755	SAP SE ADR	348,645
4,570	Stabilus SE	319,490
		3,525,985
Hong Kong 3.1%
41,600	AIA Group Ltd.	436,274
29,840	Prudential PLC	408,558
14,300	Techtronic Industries Co. Ltd.	154,942
		999,774
Ireland 4.9%
39,575	Bank of Ireland Group PLC	400,432
9,550	CRH PLC	482,410
4,315	Kerry Group PLC Class A	430,314
Number of Shares		Value
Ireland – cont'd
8,045	Smurfit Kappa Group PLC	$291,793
		1,604,949
Italy 0.9%
36,909	Nexi SpA	299,965 *(a)
Japan 16.3%
2,700	Disco Corp.	314,095
5,700	Ebara Corp.	265,417
3,200	Fujitsu Ltd.	432,417
8,900	Hitachi Ltd.	489,150
12,500	KDDI Corp.	385,472
10,100	Koito Manufacturing Co. Ltd.	191,458
9,500	Otsuka Corp.	337,390
24,500	SCSK Corp.	358,727
800	SMC Corp.	424,093
8,500	Sony Group Corp.	774,209
22,000	TechnoPro Holdings, Inc.	610,192
11,700	Terumo Corp.	316,430
3,600	Tokyo Electron Ltd.	439,798
		5,338,848
Netherlands 6.2%
382	ASML Holding NV	260,313
6,195	Heineken NV	665,657
2,585	Koninklijke DSM NV	305,920
27,574	Shell PLC	785,820
		2,017,710
Singapore 1.3%
16,543	DBS Group Holdings Ltd.	411,288
Spain 0.8%
45,291	Bankinter SA	257,271 (b)
Sweden 0.7%
2,633	Autoliv, Inc.	245,817
Switzerland 8.3%
5,810	Julius Baer Group Ltd.	396,872
400	Lonza Group AG	240,800
10,398	Novartis AG	954,729
2,671	Roche Holding AG	763,218
14,494	SIG Group AG	373,411 *
		2,729,030
United Kingdom 18.9%
6,525	AstraZeneca PLC	904,067
36,596	BAE Systems PLC	442,670
14,580	Bunzl PLC	550,724
20,238	Compass Group PLC	508,612
5,258	Diageo PLC	234,663
14,411	Experian PLC	474,521
680,091	Lloyds Banking Group PLC	399,857
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
6,765	London Stock Exchange Group PLC	$657,082
146,458	Petershill Partners PLC	306,515 (a)
22,362	RELX PLC	724,236
13,121	RS GROUP PLC	148,350
26,516	Smith & Nephew PLC	368,586
9,053	Unilever PLC	468,636
		6,188,519
United States 8.7%
2,100	Aon PLC Class A	662,109
1,977	ICON PLC	422,267 *
6,732	Nestle SA	820,836
10,825	Schlumberger NV	531,508
2,452	Schneider Electric SE	409,788
		2,846,508
Total Common Stocks (Cost $31,650,341)		31,476,601
Number of Shares		Value

Short-Term Investments 4.2%
Investment Companies 4.2%
1,014,199	State Street Institutional Treasury Money Market Fund Premier Class, 4.53%(c)	$1,014,199
348,426	State Street Navigator Securities Lending Government Money Market Portfolio, 4.86%(c)	348,426 (d)
Total Short-Term Investments (Cost $1,362,625)		1,362,625
Total Investments 100.6% (Cost $33,012,966)		32,839,226
Liabilities Less Other Assets (0.6)%		(193,125)
Net Assets 100.0%		$32,646,101

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at March 31, 2023 amounted to $990,467, which represents 3.0% of net assets of the Fund.

(b)
All or a portion of this security is on loan at March 31, 2023. Total value of all such securities at March 31,
2023 amounted to $435,670, collateralized by cash collateral of $348,426 and non-cash (U.S. Treasury
Securities) collateral of $110,615 for the Fund.

(c)	Represents 7-day effective yield as of March 31, 2023.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Professional Services	$2,872,871	8.8%
Pharmaceuticals	2,622,014	8.0%
Banks	2,467,284	7.6%
Capital Markets	1,822,711	5.6%
Insurance	1,506,941	4.6%
Oil, Gas & Consumable Fuels	1,450,498	4.4%
Beverages	1,425,640	4.4%
Trading Companies & Distributors	1,421,657	4.4%
IT Services	1,418,383	4.3%
Food Products	1,251,150	3.8%
Machinery	1,163,942	3.6%
Life Sciences Tools & Services	1,156,447	3.5%
Semiconductors & Semiconductor Equipment	1,014,206	3.1%
Aerospace & Defense	857,317	2.6%
Chemicals	840,057	2.6%
Textiles, Apparel & Luxury Goods	782,609	2.4%
Household Durables	774,209	2.4%
Health Care Equipment & Supplies	685,016	2.1%
Containers & Packaging	665,204	2.0%
Personal Care Products	643,604	2.0%
Energy Equipment & Services	531,508	1.6%
Hotels, Restaurants & Leisure	508,612	1.6%
Industrial Conglomerates	489,150	1.5%
Construction Materials	482,410	1.5%
Automobile Components	437,275	1.3%
Electrical Equipment	409,788	1.3%
Diversified Telecommunication Services	401,626	1.2%
Wireless Telecommunication Services	385,472	1.2%
Software	348,645	1.1%
Financial Services	299,965	0.9%
Electronic Equipment, Instruments & Components	205,104	0.6%
Consumer Staples Distribution & Retail	135,286	0.4%
Short-Term Investments and Other Liabilities—Net	1,169,500	3.6%
	$32,646,101	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$383,987	$—	$383,987
Belgium	—	258,704	—	258,704
China	—	185,676	—	185,676
Finland	—	348,689	—	348,689
France	—	2,997,108	—	2,997,108
Germany	842,025	2,683,960	—	3,525,985
Hong Kong	—	999,774	—	999,774
Ireland	—	1,604,949	—	1,604,949
Italy	—	299,965	—	299,965
Japan	—	5,338,848	—	5,338,848
Netherlands	—	2,017,710	—	2,017,710
Singapore	—	411,288	—	411,288
Spain	—	257,271	—	257,271
Switzerland	—	2,729,030	—	2,729,030
United Kingdom	—	6,188,519	—	6,188,519
United States	1,615,884	1,230,624	—	2,846,508
Other Common Stocks#	1,082,590	—	—	1,082,590
Total Common Stocks	3,540,499	27,936,102	—	31,476,601
Short-Term Investments	—	1,362,625	—	1,362,625
Total Investments	$3,540,499	$29,298,727	$—	$32,839,226

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
March 31, 2023

Number of Shares		Value
Common Stocks 98.0%
Aerospace & Defense 3.4%
34,700	Axon Enterprise, Inc.	$7,802,295 *
51,000	HEICO Corp.	8,723,040
		16,525,335
Automobile Components 1.5%
64,300	Aptiv PLC	7,213,817 *
Biotechnology 3.2%
20,250	Alnylam Pharmaceuticals, Inc.	4,056,480 *
3,249	Argenx SE ADR	1,210,512 *
28,547	Horizon Therapeutics PLC	3,115,620 *
16,038	Sarepta Therapeutics, Inc.	2,210,518 *
23,409	Seagen, Inc.	4,739,620 *
		15,332,750
Broadline Retail 0.8%
35,100	Etsy, Inc.	3,907,683 *
Building Products 1.0%
56,300	Builders FirstSource, Inc.	4,998,314 *
Capital Markets 1.1%
100,000	Carlyle Group, Inc.	3,106,000
18,867	Evercore, Inc. Class A	2,176,875
		5,282,875
Chemicals 0.4%
8,500	Albemarle Corp.	1,878,840
Commercial Services & Supplies 3.1%
18,285	Cintas Corp.	8,460,104
47,400	Waste Connections, Inc.	6,591,918
		15,052,022
Communications Equipment 3.5%
69,618	Arista Networks, Inc.	11,686,077 *
148,673	Juniper Networks, Inc.	5,117,325
		16,803,402
Construction & Engineering 0.7%
21,300	Quanta Services, Inc.	3,549,432
Consumer Staples Distribution & Retail 1.6%
101,628	BJ's Wholesale Club Holdings, Inc.	7,730,842 *
Distributors 1.3%
112,300	LKQ Corp.	6,374,148
Electrical Equipment 1.6%
54,500	AMETEK, Inc.	7,920,485
Electronic Equipment, Instruments & Components 2.8%
22,940	Keysight Technologies, Inc.	3,704,351 *
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
21,508	Teledyne Technologies, Inc.	$9,621,819 *
13,326,170
Entertainment 4.7%
142,766	ROBLOX Corp. Class A	6,421,615 *
56,084	Spotify Technology SA	7,493,944 *
566,949	Warner Bros Discovery, Inc.	8,560,930 *
22,476,489
Ground Transportation 1.6%
22,000	Old Dominion Freight Line, Inc.	7,498,480
Health Care Equipment & Supplies 7.3%
9,645	Align Technology, Inc.	3,222,780 *
77,929	Axonics, Inc.	4,251,806 *
84,025	DexCom, Inc.	9,762,025 *
15,080	IDEXX Laboratories, Inc.	7,541,206 *
16,711	Insulet Corp.	5,330,141 *
18,741	Penumbra, Inc.	5,222,929 *
35,330,887
Health Care Technology 0.7%
19,480	Veeva Systems, Inc. Class A	3,580,229 *
Hotels, Restaurants & Leisure 5.2%
5,600	Chipotle Mexican Grill, Inc.	9,566,424 *
51,000	Darden Restaurants, Inc.	7,913,160
33,700	Marriott Vacations Worldwide Corp.	4,544,782
14,200	Vail Resorts, Inc.	3,318,256
25,342,622
Household Products 1.5%
80,700	Church & Dwight Co., Inc.	7,134,687
Insurance 2.9%
74,600	Arch Capital Group Ltd.	5,063,102 *
46,788	Arthur J Gallagher & Co.	8,951,012
14,014,114
IT Services 1.6%
19,869	Globant SA	3,258,714 *
20,148	MongoDB, Inc.	4,696,902 *
7,955,616
Life Sciences Tools & Services 5.3%
46,211	Agilent Technologies, Inc.	6,392,830
325,000	Avantor, Inc.	6,870,500 *
13,006	Bio-Rad Laboratories, Inc. Class A	6,230,134 *
31,621	IQVIA Holdings, Inc.	6,289,101 *
25,782,565
Machinery 2.5%
63,900	Fortive Corp.	4,356,063
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery – cont'd
32,600	IDEX Corp.	$7,531,578
11,887,641
Media 2.3%
179,873	Trade Desk, Inc. Class A	10,956,064 *
Oil, Gas & Consumable Fuels 2.9%
111,000	Antero Resources Corp.	2,562,990 *
116,600	Devon Energy Corp.	5,901,126
41,357	Diamondback Energy, Inc.	5,590,226
14,054,342
Pharmaceuticals 0.9%
125,000	Royalty Pharma PLC Class A	4,503,750
Professional Services 1.8%
47,600	CoStar Group, Inc.	3,277,260 *
45,199	Paychex, Inc.	5,179,353
8,456,613
Semiconductors & Semiconductor Equipment 8.7%
41,597	Enphase Energy, Inc.	8,747,017 *
76,688	Lattice Semiconductor Corp.	7,323,704 *
18,427	Monolithic Power Systems, Inc.	9,223,451
157,587	ON Semiconductor Corp.	12,972,562 *
12,416	SolarEdge Technologies, Inc.	3,773,843 *
42,040,577
Software 13.2%
22,440	Bills Holdings, Inc.	1,820,781 *
63,757	Cadence Design Systems, Inc.	13,394,708 *
59,228	Crowdstrike Holdings, Inc. Class A	8,129,635 *
37,227	Datadog, Inc. Class A	2,704,914 *
100,000	Descartes Systems Group, Inc.	8,061,000 *
90,756	Fortinet, Inc.	6,031,644 *
Number of Shares		Value
Software – cont'd
71,249	Manhattan Associates, Inc.	$11,032,908 *
16,009	Palo Alto Networks, Inc.	3,197,638 *
33,419	Paylocity Holding Corp.	6,643,029 *
24,669	Zscaler, Inc.	2,882,079 *
		63,898,336
Specialty Retail 6.2%
30,600	Five Below, Inc.	6,302,682 *
9,600	O'Reilly Automotive, Inc.	8,150,208 *
7,600	RH	1,850,980 *
29,800	Ross Stores, Inc.	3,162,674
26,900	Tractor Supply Co.	6,322,576
7,900	Ulta Beauty, Inc.	4,310,793 *
		30,099,913
Trading Companies & Distributors 2.7%
19,500	United Rentals, Inc.	7,717,320
7,400	W.W. Grainger, Inc.	5,097,194
		12,814,514
Total Common Stocks (Cost $399,229,880)		473,723,554
Short-Term Investments 2.3%
Investment Companies 2.3%
11,114,012	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.70%(a) (Cost $11,114,012)	11,114,012
Total Investments 100.3% (Cost $410,343,892)		484,837,566
Liabilities Less Other Assets (0.3)%		(1,304,209)
Net Assets 100.0%		$483,533,357

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$473,723,554	$—	$—	$473,723,554
Short-Term Investments	—	11,114,012	—	11,114,012
Total Investments	$473,723,554	$11,114,012	$—	$484,837,566

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
March 31, 2023

Number of Shares		Value
Common Stocks 99.4%
Aerospace & Defense 2.7%
6,360	General Dynamics Corp.	$1,451,415
9,107	L3Harris Technologies, Inc.	1,787,158
		3,238,573
Automobile Components 2.2%
23,428	Aptiv PLC	2,628,387 *
Banks 5.7%
60,849	BankUnited, Inc.	1,373,971
22,122	Comerica, Inc.	960,537
164,872	Huntington Bancshares, Inc.	1,846,566
13,023	M&T Bank Corp.	1,557,160
33,988	Truist Financial Corp.	1,158,991
		6,897,225
Beverages 1.8%
42,943	Molson Coors Brewing Co. Class B	2,219,294
Building Products 4.6%
8,083	Carlisle Cos., Inc.	1,827,324
39,797	Fortune Brands Innovations, Inc.	2,337,278
40,697	Masterbrand, Inc.	327,204 *
61,765	Resideo Technologies, Inc.	1,129,064 *
		5,620,870
Chemicals 0.8%
9,332	Ashland, Inc.	958,490
Commercial Services & Supplies 1.8%
100,911	KAR Auction Services, Inc.	1,380,463 *
19,966	Stericycle, Inc.	870,717 *
		2,251,180
Communications Equipment 3.2%
36,956	Ciena Corp.	1,940,929 *
6,785	Motorola Solutions, Inc.	1,941,392
		3,882,321
Construction & Engineering 1.6%
30,985	Arcosa, Inc.	1,955,463
Consumer Finance 0.4%
15,110	Bread Financial Holdings, Inc.	458,135
Consumer Staples Distribution & Retail 2.2%
19,050	Dollar Tree, Inc.	2,734,628 *
Containers & Packaging 1.6%
43,055	Sealed Air Corp.	1,976,655
Electric Utilities 3.4%
51,817	Evergy, Inc.	3,167,055
Number of Shares		Value
Electric Utilities – cont'd
27,680	OGE Energy Corp.	$1,042,429
		4,209,484
Electronic Equipment, Instruments & Components 3.5%
9,363	CDW Corp.	1,824,755
20,622	Coherent Corp.	785,286 *
29,373	Itron, Inc.	1,628,733 *
		4,238,774
Energy Equipment & Services 1.7%
73,291	Baker Hughes Co.	2,115,178
Entertainment 2.3%
264,922	Lions Gate Entertainment Corp. Class B	2,749,890 *
Food Products 3.5%
49,149	Hain Celestial Group, Inc.	842,906 *
68,610	TreeHouse Foods, Inc.	3,460,002 *
		4,302,908
Health Care Equipment & Supplies 6.0%
43,358	Avanos Medical, Inc.	1,289,467 *
77,161	Cardiovascular Systems, Inc.	1,532,417 *
21,954	Haemonetics Corp.	1,816,694 *
20,411	Zimmer Biomet Holdings, Inc.	2,637,101
2,159	Zimvie, Inc.	15,610 *
		7,291,289
Health Care Providers & Services 2.1%
6,316	McKesson Corp.	2,248,812
23,314	Pediatrix Medical Group, Inc.	347,612 *
		2,596,424
Hotels, Restaurants & Leisure 5.1%
59,124	International Game Technology PLC	1,584,523
59,070	MGM Resorts International	2,623,889
52,869	Travel & Leisure Co.	2,072,465
		6,280,877
Independent Power and Renewable Electricity Producers 3.5%
101,002	AES Corp.	2,432,128
76,848	Vistra Corp.	1,844,352
		4,276,480
Insurance 3.2%
13,390	Allstate Corp.	1,483,746
21,486	Globe Life, Inc.	2,363,890
		3,847,636
IT Services 2.3%
47,808	Kyndryl Holdings, Inc.	705,646 *
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services – cont'd
21,311	Wix.com Ltd.	$2,126,838 *
		2,832,484
Machinery 2.9%
39,285	Allison Transmission Holdings, Inc.	1,777,253
71,162	Enerpac Tool Group Corp.	1,814,631
		3,591,884
Metals & Mining 0.6%
38,673	Cleveland-Cliffs, Inc.	708,876 *
Mortgage Real Estate Investment Trusts 1.7%
119,444	Starwood Property Trust, Inc.	2,112,964
Multi-Utilities 2.7%
109,875	CenterPoint Energy, Inc.	3,236,917
Oil, Gas & Consumable Fuels 6.4%
40,159	Devon Energy Corp.	2,032,447
24,429	EOG Resources, Inc.	2,800,297
12,077	Phillips 66	1,224,366
58,877	Williams Cos., Inc.	1,758,067
		7,815,177
Professional Services 4.9%
330,787	Conduent, Inc.	1,134,600 *
76,049	Dun & Bradstreet Holdings, Inc.	892,815
71,319	KBR, Inc.	3,926,111
		5,953,526
Real Estate Management & Development 0.1%
169,885	WeWork, Inc. Class A	132,052 *
Retail REITs 2.0%
38,900	Regency Centers Corp.	2,379,902
Number of Shares		Value
Semiconductors & Semiconductor Equipment 3.3%
9,236	NXP Semiconductors NV	$1,722,283
19,781	Skyworks Solutions, Inc.	2,333,762
		4,056,045
Software 2.4%
25,776	DocuSign, Inc.	1,502,741 *
66,281	Dropbox, Inc. Class A	1,432,995 *
		2,935,736
Specialty Retail 3.3%
322,564	Chico's FAS, Inc.	1,774,102 *
40,128	Children's Place, Inc.	1,615,152 *
14,943	ODP Corp.	672,136 *
		4,061,390
Technology Hardware, Storage & Peripherals 1.2%
57,603	Pure Storage, Inc. Class A	1,469,453 *
Trading Companies & Distributors 2.7%
59,608	AerCap Holdings NV	3,351,758 *
Total Common Stocks (Cost $103,650,814)		121,368,325
Short-Term Investments 0.4%
Investment Companies 0.4%
497,226	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.70%(a) (Cost $497,226)	497,226
Total Investments 99.8% (Cost $104,148,040)		121,865,551
Other Assets Less Liabilities 0.2%		297,412
Net Assets 100.0%		$122,162,963

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2023.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$121,368,325	$—	$—	$121,368,325
Short-Term Investments	—	497,226	—	497,226
Total Investments	$121,368,325	$497,226	$—	$121,865,551

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
March 31, 2023

Principal Amount		Value
U.S. Treasury Obligations 4.6%
$3,952,858	U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/2027 (Cost $3,744,456)	$4,029,753(a )

Mortgage-Backed Securities 26.9%
Adjustable Mixed Balance 0.1%
92,927	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 5.79%, due 6/19/2034	83,652 (b)
Collateralized Mortgage Obligations 10.1%
122,601	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	118,002 (c)(d)
Connecticut Avenue Securities Trust
15,268	Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 7.15%, due 8/25/2031	15,268 (b)(c)
236,000	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 6.11%, due 10/25/2041	229,227 (b)(c)
460,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 6.46%, due 12/25/2041	440,332 (b)(c)
395,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 8.06%, due 3/25/2042	397,455 (b)(c)
138,966	Ser. 2022-R07, Class 1M1, (SOFR30A + 2.95%), 7.52%, due 6/25/2042	141,487 (b)(c)
245,000	Ser. 2022-R07, Class 1M2, (SOFR30A + 4.65%), 9.22%, due 6/25/2042	254,188 (b)(c)
737,495	Ser. 2022-R08, Class 1M1, (SOFR30A + 2.55%), 7.11%, due 7/25/2042	742,162 (b)(c)
43,000	Ser. 2022-R08, Class 1M2, (SOFR30A + 3.60%), 8.16%, due 7/25/2042	43,000 (b)(c)
214,000	Ser. 2022-R08, Class 1B1, (SOFR30A + 5.60%), 10.16%, due 7/25/2042	215,338 (b)(c)
417,331	Ser. 2023-R01, Class 1M1, (SOFR30A + 2.40%), 6.97%, due 12/25/2042	418,258 (b)(c)
127,000	Ser. 2023-R02, Class 1M2, (SOFR30A + 3.35%), 7.92%, due 1/25/2043	126,538 (b)(c)
249,070	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 1/25/2067	208,945 (c)(d)
Fannie Mae Connecticut Avenue Securities
169,407	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 10.15%, due 10/25/2028	179,025 (b)
576,434	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 7.10%, due 7/25/2030	577,868 (b)
Freddie Mac Structured Agency Credit Risk Debt Notes
676,955	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 8.10%, due 7/25/2029	693,855 (b)
773,954	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 7.20%, due 4/25/2030	781,684 (b)
11,460	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 4.85%, due 10/25/2032	11,436 (b)(c)
Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
385,000	Ser. 2022-DNA2, Class M1B, (SOFR30A + 2.40%), 6.96%, due 2/25/2042	373,971 (b)(c)
275,000	Ser. 2022-DNA2, Class M2, (SOFR30A + 3.75%), 8.31%, due 2/25/2042	264,695 (b)(c)
320,000	Ser. 2022-HQA1, Class M2, (SOFR30A + 5.25%), 9.81%, due 3/25/2042	315,359 (b)(c)
182,000	Ser. 2022-HQA3, Class M1B, (SOFR30A + 3.55%), 8.11%, due 8/25/2042	177,905 (b)(c)
GCAT Trust
214,659	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	199,422 (c)(d)
474,104	Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	372,790 (c)(d)
448,295	SG Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	362,032 (c)(d)
462,386	Towd Point Mortgage Trust, Ser. 2022-4, Class A1, 3.75%, due 9/25/2062	432,177 (c)
Verus Securitization Trust
468,079	Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	387,771 (c)(d)
416,900	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	342,297 (c)(d)
8,822,487
Commercial Mortgage-Backed 10.7%
BBCMS Mortgage Trust
5,365,842	Ser. 2021-C11, Class XA, 1.38%, due 9/15/2054	416,916 (d)(e)
1,023,891	Ser. 2022-C17, Class XA, 1.15%, due 9/15/2055	83,619 (d)(e)
510,000	BB-UBS Trust, Ser. 2012-SHOW, Class A, 3.43%, due 11/5/2036	477,203 (c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
Benchmark Mortgage Trust
$114,000	Ser. 2020-B17, Class C, 3.37%, due 3/15/2053	$85,375(d )
227,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	113,732 (c)
97,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	40,503 (c)
157,000	BPR Trust, Ser. 2022-OANA, Class D, (1M CME Term SOFR + 3.70%), 8.52%, due 4/15/2037	146,866 (b)(c)
1,150,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 6.33%, due 9/15/2036	1,080,790 (b)(c)
BX Trust
269,000	Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	229,645 (c)
256,000	Ser. 2019-OC11, Class D, 3.94%, due 12/9/2041	211,253 (c)(d)
CAMB Commercial Mortgage Trust
1,006,000	Ser. 2019-LIFE, Class D, (1M USD LIBOR + 1.75%), 6.43%, due 12/15/2037	980,718 (b)(c)
130,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 7.23%, due 12/15/2037	124,449 (b)(c)
99,427	Citigroup Commercial Mortgage Trust, Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	94,628
Commercial Mortgage Trust
1,111,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,012,557
9,419,288	Ser. 2014-CR18, Class XA, 0.95%, due 7/15/2047	75,581 (d)(e)
14,576,089	CSAIL Commercial Mortgage Trust, Ser. 2016-C5, Class XA, 0.90%, due 11/15/2048	276,051 (d)(e)
800,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.55%, due 9/10/2035	738,836 (c)(d)
75,000	FIVE Mortgage Trust, Ser. 2023-V1, Class C, 6.41%, due 2/10/2056	72,585 (d)
Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	179,975 (e)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	122,073 (d)(e)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	94,805 (d)(e)
26,354,686	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.64%, due 10/25/2026	463,450 (d)(e)
GS Mortgage Securities Trust
117,520	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	116,461 (c)
116,856,781	Ser. 2013-GC13, Class XA, 0.07%, due 7/10/2046	1,169 (d)(e)
17,490,992	Ser. 2015-GC30, Class XA, 0.73%, due 5/10/2050	213,766 (d)(e)
217,000	INTOWN STAY Mortgage Trust, Ser. 2022-STAY, Class A, (1M CME Term SOFR + 2.49%), 7.32%, due 8/15/2039	215,232 (b)(c)
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPO, Class D, 3.45%, due 1/5/2039	172,234 (c)(d)
186,551	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C29, Class ASB, 3.30%, due 5/15/2048	180,981
214,000	Manhattan West Mortgage Trust, Ser. 2020-1MW, Class D, 2.33%, due 9/10/2039	162,197 (c)(d)
166,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	148,593 (d)
70,000	Morgan Stanley Capital I Trust, Ser. 2018-H4, Class C, 5.07%, due 12/15/2051	60,138 (d)
693,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 7.23%, due 11/15/2038	575,255 (b)(c)
Taubman Centers Commercial Mortgage Trust
100,000	Ser. 2022-DPM, Class A, (1M CME Term SOFR + 2.19%), 7.01%, due 5/15/2037	96,260 (b)(c)
146,000	Ser. 2022-DPM, Class B, (1M CME Term SOFR + 2.93%), 7.76%, due 5/15/2037	139,318 (b)(c)
123,000	Ser. 2022-DPM, Class C, (1M CME Term SOFR + 3.78%), 8.60%, due 5/15/2037	116,832 (b)(c)
14,590,596	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.24%, due 3/15/2047	79,402 (d)(e)
9,399,448
Fannie Mae 1.6%
Pass-Through Certificates
556,696	4.50%, due 5/1/2041 - 5/1/2044	558,264
193,166	5.50%, due 11/1/2052	195,109
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Fannie Mae – cont'd
$611,836	6.00%, due 11/1/2052 - 12/1/2052	$625,714
1,379,087
Freddie Mac 4.4%
Pass-Through Certificates
148,287	3.50%, due 5/1/2026	145,670
294,815	4.50%, due 11/1/2039	296,814
1,890,616	5.50%, due 9/1/2052 - 4/1/2053	1,912,552
1,476,387	6.00%, due 10/1/2052 - 3/1/2053	1,507,140
3,862,176
Total Mortgage-Backed Securities (Cost $27,182,816)		23,546,850
Asset-Backed Securities 15.4%
1,125,000	37 Capital CLO I Ltd., Ser. 2021-1A, Class A, (3M USD LIBOR + 1.20%), 5.99%, due 10/15/2034	1,096,261 (b)(c)
1,000,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	988,368 (c)
262,591	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	235,540 (c)
258,000	Avis Budget Rental Car Funding AESOP LLC, Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	224,452 (c)
1,400,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,344,974 (c)
168,000	Dell Equipment Finance Trust, Ser. 2023-1, Class A2, 5.65%, due 9/22/2028	167,919 (c)
565,000	Fort Washington CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.22%), 6.03%, due 10/20/2034	550,523 (b)(c)
1,900,000	Gulf Stream Meridian 3 Ltd., Ser. 2021-IIIA, Class A1, (3M USD LIBOR + 1.32%), 6.11%, due 4/15/2034	1,860,343 (b)(c)
89,539	Hilton Grand Vacations Trust, Ser. 2022-2A, Class A, 4.30%, due 1/25/2037	86,808 (c)
478,464	JPMorgan Chase Bank NA, Ser. 2021-3, Class B, 0.76%, due 2/26/2029	453,933 (c)
168,000	MetroNet Infrastructure Issuer LLC, Ser. 2022-1A, Class A2, 6.35%, due 10/20/2052	163,540 (c)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 7.56%, due 10/20/2030	456,407 (b)(c)
MVW LLC
386,536	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	346,675 (c)
267,916	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	240,106 (c)
79,966	Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	72,978 (c)
Navient Private Ed. Refi Loan Trust
400,756	Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	340,217 (c)
236,793	Ser. 2021-FA, Class A, 1.11%, due 2/18/2070	199,715 (c)
1,195,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	1,137,632 (c)
565,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	511,274 (c)
Sierra Timeshare Receivables Funding LLC
95,583	Ser. 2019-1A, Class C, 3.77%, due 1/20/2036	91,268 (c)
80,129	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	77,243 (c)
92,735	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	87,735 (c)
500,000	Signal Peak CLO 2 LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 7.66%, due 4/20/2029	465,044 (b)(c)
105,000	SoFi Consumer Loan Program Trust, Ser. 2023-1S, Class A, 5.81%, due 5/15/2031	105,091 (c)
359,555	SoFi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	301,980 (c)
104,675	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	91,022 (c)
235,263	TAL Advantage VII LLC, Ser. 2020-1A, Class A, 2.05%, due 9/20/2045	209,842 (c)
500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 8.06%, due 1/20/2033	446,652 (b)(c)
1,125,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class A1, (3M USD LIBOR + 1.22%), 6.01%, due 10/15/2034	1,100,347 (b)(c)
Total Asset-Backed Securities (Cost $14,279,834)		13,453,889
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Corporate Bonds 47.9%
Aerospace & Defense 1.2%
	Boeing Co.
$685,000	2.20%, due 2/4/2026	$635,569
480,000	2.70%, due 2/1/2027	442,204
		1,077,773
Agriculture 2.8%
535,000	BAT Capital Corp., 2.26%, due 3/25/2028	458,682
	Philip Morris Int'l, Inc.
1,020,000	4.88%, due 2/13/2026	1,027,471
960,000	5.13%, due 11/17/2027	982,377
		2,468,530
Airlines 1.9%
140,000	American Airlines, Inc., 7.25%, due 2/15/2028	136,150 (c)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
580,000	5.50%, due 4/20/2026	570,785 (c)
375,000	5.75%, due 4/20/2029	359,713 (c)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	143,517 (c)
490,414	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	482,171 (c)
		1,692,336
Auto Manufacturers 2.0%
	Ford Motor Credit Co. LLC
195,000	6.95%, due 3/6/2026	197,925
220,000	7.35%, due 11/4/2027	226,602
160,000	2.90%, due 2/10/2029	132,475
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	501,809
400,000	2.70%, due 8/20/2027	358,097
370,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	357,516 (c)
		1,774,424
Auto Parts & Equipment 0.2%
140,000	Goodyear Tire & Rubber Co., 5.00%, due 5/31/2026	135,381
Banks 12.2%
	Banco Santander SA
550,000	2.75%, due 5/28/2025	518,701
1,220,000	5.15%, due 8/18/2025	1,197,539
	Bank of America Corp.
400,000	Ser. L, 3.95%, due 4/21/2025	387,017
1,085,000	3.38%, due 4/2/2026	1,040,256 (f)
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,042,824 (f)
1,655,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,478,616 (f)
	JPMorgan Chase & Co.
700,000	2.30%, due 10/15/2025	669,363 (f)
505,000	4.08%, due 4/26/2026	495,801 (f)
	Morgan Stanley
100,000	3.62%, due 4/17/2025	98,168 (f)
1,200,000	0.79%, due 5/30/2025	1,135,883 (f)
855,000	1.59%, due 5/4/2027	766,219 (f)
750,000	U.S. Bancorp, 5.73%, due 10/21/2026	753,216 (f)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	$1,067,677(f )
		10,651,280
Biotechnology 1.6%
1,360,000	Amgen, Inc., 5.25%, due 3/2/2025	1,374,955
Building Materials 0.2%
220,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	204,050 (c)
Cosmetics - Personal Care 0.3%
270,000	Haleon U.S. Capital LLC, 3.02%, due 3/24/2024	262,474
Diversified Financial Services 2.3%
	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
545,000	4.50%, due 9/15/2023	539,788
540,000	6.50%, due 7/15/2025	543,904
670,000	American Express Co., 3.95%, due 8/1/2025	656,972
320,000	OneMain Finance Corp., 3.50%, due 1/15/2027	268,564
		2,009,228
Electric 0.5%
465,000	Dominion Energy, Inc., Ser. D, 2.85%, due 8/15/2026	436,034
Energy - Alternate Sources 0.2%
230,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	194,925 (c)
Entertainment 1.9%
	Warnermedia Holdings, Inc.
1,010,000	6.41%, due 3/15/2026	1,015,099
645,000	3.76%, due 3/15/2027	607,415 (c)
		1,622,514
Healthcare - Products 0.9%
830,000	GE HealthCare Technologies, Inc., 5.55%, due 11/15/2024	834,917 (c)
Home Builders 0.1%
81,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	76,950
Insurance 0.4%
135,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 4/15/2028	133,481 (c)
225,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	218,937 (c)
		352,418
Leisure Time 0.5%
200,000	Carnival Corp., 10.50%, due 2/1/2026	208,384 (c)
140,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	135,533 (c)
120,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	107,700 (c)
		451,617
Media 1.9%
	Comcast Corp.
565,000	5.25%, due 11/7/2025	577,303
525,000	4.15%, due 10/15/2028	519,343
550,000	Fox Corp., 3.05%, due 4/7/2025	528,982
		1,625,628
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas 1.1%
$220,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	$212,652(c )
330,000	Callon Petroleum Co., 6.38%, due 7/1/2026	313,500
90,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	89,275 (c)
50,000	PDC Energy, Inc., 5.75%, due 5/15/2026	48,673
310,000	Pioneer Natural Resources Co., 5.10%, due 3/29/2026	311,289
		975,389
Packaging & Containers 0.2%
185,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	185,000 (c)
Pharmaceuticals 0.5%
450,000	CVS Health Corp., 3.63%, due 4/1/2027	433,505
Pipelines 3.6%
125,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	123,750 (c)
35,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, due 4/1/2025	34,177
455,000	Energy Transfer L.P., 4.20%, due 4/15/2027	435,950
	EQM Midstream Partners L.P.
153,000	6.00%, due 7/1/2025	151,254 (c)
90,000	7.50%, due 6/1/2027	90,358 (c)
340,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	329,340
450,000	Kinder Morgan, Inc., 4.30%, due 3/1/2028	442,178
660,000	MPLX L.P., 4.88%, due 6/1/2025	655,166
	New Fortress Energy, Inc.
210,000	6.75%, due 9/15/2025	202,125 (c)
255,000	6.50%, due 9/30/2026	234,600 (c)
160,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/2026	153,600 (c)
280,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	265,047 (c)
		3,117,545
Real Estate Investment Trusts 3.2%
	American Tower Corp.
405,000	1.60%, due 4/15/2026	366,261
1,305,000	1.45%, due 9/15/2026	1,160,186
216,000	American Tower Trust, 5.49%, due 3/15/2028	218,020 (c)
90,000	MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, due 8/1/2026	80,895
140,000	Starwood Property Trust, Inc., 4.75%, due 3/15/2025	131,670
765,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	742,050 (c)
115,000	VICI Properties L.P./VICI Note Co., Inc., 4.63%, due 6/15/2025	111,184 (c)
		2,810,266
Retail 1.1%
1,100,000	Lowe's Cos., Inc., 1.70%, due 9/15/2028	951,677
Semiconductors 1.4%
750,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/2027	725,027
580,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	525,801
		1,250,828
Software 2.2%
540,000	Infor, Inc., 1.45%, due 7/15/2023	532,539 (c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
	Oracle Corp.
$100,000	5.80%, due 11/10/2025	$102,496
1,415,000	1.65%, due 3/25/2026	1,299,943
		1,934,978
Telecommunications 3.5%
	AT&T, Inc.
565,000	1.70%, due 3/25/2026	519,800
955,000	1.65%, due 2/1/2028	839,010
220,000	Level 3 Financing, Inc., 3.63%, due 1/15/2029	121,642 (c)
	T-Mobile USA, Inc.
550,000	2.25%, due 2/15/2026	511,534
690,000	3.75%, due 4/15/2027	663,279
425,000	Verizon Communications, Inc., 1.45%, due 3/20/2026	391,009
		3,046,274
Total Corporate Bonds (Cost $43,828,651)		41,950,896

Convertible Bonds 0.1%
Media 0.1%
100,000	DISH Network Corp., 2.38%, due 3/15/2024 (Cost $93,640)	88,500
Number of Shares

Short-Term Investments 3.9%
Commercial Paper 1.1%
1,020,000	AT&T, Inc., 5.34%, due 10/17/2023	987,706
Investment Companies 2.8%
2,395,105	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.70%(g)	2,395,104
Total Short-Term Investments (Cost $3,384,996)		3,382,810
Total Investments 98.8% (Cost $92,514,393)		86,452,698
Other Assets Less Liabilities 1.2%		1,028,300 (h)
Net Assets 100.0%		$87,480,998

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2023 and changes periodically.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2023, these securities amounted to $33,910,018, which represents 38.8% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31,
2023.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Represents 7-day effective yield as of March 31, 2023.
(h)	Includes the impact of the Fund’s open positions in derivatives at March 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$73,943,225	84.5%
Cayman Islands	5,510,533	6.3%
Spain	1,716,240	2.0%
Ireland	1,083,692	1.2%
United Kingdom	458,682	0.5%
Germany	357,516	0.4%
Short-Term Investments and Other Assets—Net	4,411,110	5.1%
	$87,480,998	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At March 31, 2023, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2023	199	U.S. Treasury Note, 2 Year	$41,084,172	$353,977
Total Long Positions			$41,084,172	$353,977

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2023	17	U.S. Treasury Note, 10 Year	$(1,953,672)	$(25,016)
6/2023	169	U.S. Treasury Note, 5 Year	(18,506,820)	(235,352)
6/2023	10	U.S. Treasury Note, Ultra 10 Year	(1,211,406)	(31,906)
6/2023	4	U.S. Treasury Ultra Bond	(564,500)	(27,062)
3/2024	1	SOFR, 3 Months	(239,250)	(88)
Total Short Positions			$(22,475,648)	$(319,424)
Total Futures				$34,553
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,029,753	$—	$4,029,753
Mortgage-Backed Securities#	—	23,546,850	—	23,546,850
Asset-Backed Securities	—	13,453,889	—	13,453,889
Corporate Bonds#	—	41,950,896	—	41,950,896
Convertible Bonds#	—	88,500	—	88,500
Short-Term Investments	—	3,382,810	—	3,382,810
Total Investments	$—	$86,452,698	$—	$86,452,698

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$353,977	$—	$—	$353,977
Liabilities	(319,424)	—	—	(319,424)
Total	$34,553	$—	$—	$34,553

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)
March 31, 2023

Number of Shares		Value
Common Stocks 98.7%
Banks 5.2%
586,994	Bank of America Corp.	$16,788,028
137,176	JPMorgan Chase & Co.	17,875,405
		34,663,433
Broadline Retail 6.0%
389,834	Amazon.com, Inc.	40,265,954 *
Capital Markets 2.3%
40,470	Interactive Brokers Group, Inc. Class A	3,341,203
118,510	Intercontinental Exchange, Inc.	12,359,408
		15,700,611
Communications Equipment 1.6%
65,621	Arista Networks, Inc.	11,015,141 *
Consumer Staples Distribution & Retail 1.9%
26,147	Costco Wholesale Corp.	12,991,660
Electrical Equipment 1.7%
392,298	Vestas Wind Systems A/S	11,433,294
Electronic Equipment, Instruments & Components 2.5%
51,746	Zebra Technologies Corp. Class A	16,455,228 *
Financial Services 11.9%
15	Berkshire Hathaway, Inc. Class A	6,984,000 *
100,202	Berkshire Hathaway, Inc. Class B	30,939,371 *
114,547	Fiserv, Inc.	12,947,247 *
79,821	MasterCard, Inc. Class A	29,007,750
		79,878,368
Ground Transportation 2.0%
448,760	CSX Corp.	13,435,874
Health Care Equipment & Supplies 2.8%
59,597	Becton, Dickinson & Co.	14,752,642
16,086	Embecta Corp.	452,338
6,715	IDEXX Laboratories, Inc.	3,358,037 *
		18,563,017
Health Care Providers & Services 7.5%
128,428	AmerisourceBergen Corp.	20,562,607
115,038	The Cigna Group	29,395,660
		49,958,267
Hotels, Restaurants & Leisure 3.7%
984,696	Compass Group PLC	24,746,926
Household Products 2.4%
209,685	Colgate-Palmolive Co.	15,757,828
Number of Shares		Value
Insurance 3.9%
183,106	Progressive Corp.	$26,195,144
Interactive Media & Services 5.9%
381,837	Alphabet, Inc. Class A	39,607,952 *
IT Services 3.2%
273,509	GoDaddy, Inc. Class A	21,257,119 *
Life Sciences Tools & Services 3.1%
55,891	Danaher Corp.	14,086,768
33,945	IQVIA Holdings, Inc.	6,751,321 *
		20,838,089
Machinery 2.1%
162,864	Otis Worldwide Corp.	13,745,722
Materials 1.8%
52,262	Sherwin-Williams Co.	11,746,930
Multi-Utilities 2.7%
1,320,933	National Grid PLC	17,868,257
Oil, Gas & Consumable Fuels 1.8%
483,450	Coterra Energy, Inc.	11,863,863
Pharmaceuticals 2.0%
46,663	Roche Holding AG	13,333,600
Semiconductors & Semiconductor Equipment 3.9%
142,006	Texas Instruments, Inc.	26,414,536
Software 9.9%
32,037	Intuit, Inc.	14,283,056
179,614	Microsoft Corp.	51,782,716
		66,065,772
Technology Hardware, Storage & Peripherals 2.7%
108,874	Apple, Inc.	17,953,323
Trading Companies & Distributors 4.2%
24,767	United Rentals, Inc.	9,801,788
26,192	W.W. Grainger, Inc.	18,041,311
		27,843,099
Total Common Stocks (Cost $438,023,250)		659,599,007
Principal Amount
Short-Term Investments 2.2%
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.10%, due 4/29/2023	100,000
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Certificates of Deposit – cont'd
$100,000	Self Help Federal Credit Union, 0.10%, due 6/1/2023	$100,000
		200,000
Number of Shares
Investment Companies 2.2%
14,422,054	State Street Institutional Treasury Money Market Fund Premier Class, 4.53%(b)	14,422,054
Total Short-Term Investments (Cost $14,622,054)		14,622,054
Total Investments 100.9% (Cost $452,645,304)		674,221,061
Liabilities Less Other Assets (0.9)%		(5,942,647)
Net Assets 100.0%		$668,278,414

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of March 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$592,216,930	88.6%
United Kingdom	42,615,183	6.4%
Switzerland	13,333,600	2.0%
Denmark	11,433,294	1.7%
Short-Term Investments and Other Liabilities—Net	8,679,407	1.3%
	$668,278,414	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$11,433,294	$—	$11,433,294
Hotels, Restaurants & Leisure	—	24,746,926	—	24,746,926
Multi-Utilities	—	17,868,257	—	17,868,257
Pharmaceuticals	—	13,333,600	—	13,333,600
Other Common Stocks#	592,216,930	—	—	592,216,930
Total Common Stocks	592,216,930	67,382,077	—	659,599,007
Short-Term Investments	—	14,622,054	—	14,622,054
Total Investments	$592,216,930	$82,004,131	$—	$674,221,061

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

March 31, 2023
Notes to Schedule of Investments Advisers Management Trust (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Commercial Paper. The value of commercial paper generally includes inputs from quoted prices or similar assets, constant maturity curves using coupon, currency, issuer, sector, issuer country, credit rating information, and yield curves using money market rates (Level 2 inputs).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont'd)
Legend
Neuberger Berman Advisers Management Trust
Benchmarks:
CME Term SOFR	= CME Group, Inc. Term Secured Overnight Financing Rate
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
SOFR30A	= 30 Day Average Secured Overnight Financing Rate
Index Periods/Payment Frequencies:
1M	= 1 Month
3M	= 3 Months
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.